Schedule of inventories (Details)	6 Months Ended		12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2025 SGD ($)
Schedule Of Inventories
Medicine,drugs and medical devices	$ 258,834		$ 489,062	$ 332,834
Inventories recognized as an expense in cost of sales	$ 549,162	$ 706,168	$ 658,479